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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-9078


                           The Penn Street Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
         (Address of principal executive offices)           (Zip code)


                           The Penn Street Fund, Inc.
                      Philip T. Masterson, Esq., Secretary
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 610-935-4511

Date of fiscal year end:     10/31/2003

Date of reporting period:    10/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  Report to Shareholders

LETTER TO SHAREHOLDERS
OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

Dear Fellow Shareholder,

The past twelve months, ended October 31, 2003, have seen quite a swing in sentiment for the U.S. investor. Officially the recession ended November of 2001, yet investors have anxiously waited for the U.S. equity markets to reflect this. At last, the picture drawn by improving corporate profits and the broad array of economic indicators seem to be inspiring renewed confidence in the U.S. economy. Fiscal policy, monetary policy and a weak dollar have converged to stimulate U.S. Economic recovery.

We now see a transition from an economy driven by tax cuts and low interest rates to one which appears to be able to sustain self-generating growth. We have seen progress in business spending while consumer spending remains strong. What we need to see now is improvement in overall employment. Profit margins have expanded due to productivity gains. If this trend continues and the employment picture brightens, we could see the world's largest economy become the driving force behind a global recovery.

We, at The Penn Street Fund, are optimistic about the present environment for investors. There are still a great many questions about the tensions in the Middle East, global terrorism, and the recent events in the mutual fund industry. Still, we believe that the outlook for investors has improved during the past twelve months. Our fundamental belief is that the United States of America will remain a dominate economic world power. With low interest rates, low inflation, tax cuts, consumer sentiment and a weaker dollar the U.S. economic engine has been restarted. While there is no guarantee, the U.S. economy and U.S. equity markets appear poised for a strong fiscal year 2004.

At The Penn Street Fund we continue to hold fast to the belief that investors are best served by maintaining a long term approach. With that perspective in mind, studies have shown us that the majority of an investor's return is derived from proper asset allocation at the class and sub-class level. While you should consult with your financial advisor, we recommend that as an investor you hold a blend of stock, bond and money market funds which is appropriate for your individual goals, risk tolerance and financial circumstances. Nobody knows what asset class will perform the best over the next twelve months. That point underscores the necessity of balancing your portfolio between stocks, bonds and cash and maintaining that overall allocation. The Penn Street Fund portfolios, included in this Annual Report, offer one range of diversification and asset allocation investment options to our shareholders.

All of us at The Penn Street Fund would like to "Thank you" for entrusting us with your investment assets. We take our jobs and the responsibility our shareholders have given us very seriously. We will continue to act with professionalism and integrity in all that we do on behalf of our shareholders. We hope that the views of our Portfolio advisors provide valuable insight into the performance of the Portfolios as well as the performance of the overall market. We are pleased with the style integrity and commitment of our Portfolio advisors and have confidence that they will continue to serve our shareholders well. We are optimistic about fiscal year 2004. Thank you for your confidence in The Penn Street Fund.

Sincerely,

/s/ Michael Mara

Michael Mara, President

OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

FOR THE MCGLINN BALANCED PORTFOLIO
MCGLINN CAPITAL MANAGMENT, INC.

As of October 31, 2003, the recovery in the economy and equity markets continued with the S&P 500 closing the fiscal year at 1050, its highest level since June 2002. In reviewing the last twelve months, we begin with our theme from the October 31, 2002 letter. In that report we stated "We firmly believe that America's financial markets will recover and that the atmosphere, especially for stocks, will improve in the coming months." It has been a volatile period (especially the first three months of 2003), but very favorable trends wereestablished for the stock market as of the close of the reporting period. Aside from employment levels, as of the close of the period, the majority of economic reports exceeded general expectations and corporate profitability dramatically rose.

Through this transition period, the McGlinn Balanced Portfolio benefited by focusing in the economically sensitive sectors of basic materials, energy, technology, and capital goods. Since relative earnings gains generally favor these industrial sectors in an economic recovery, we have continued to de-emphasize sectors tied directly to consumer spending as of the publication of this report. After three beneficial years of declining interest rates and mortgage re-financing, consumers have begun to relinquish their role of economic leadership. Industrial companies appear poised to fill this void as they rebuild inventories and concentrate on capital spending requirements to meet the needs of a global economic expansion.

During the period, we positioned the fixed income portion of the McGlinn Balanced Portfolio defensively. We believe the interest rate levels seen this past summer (10-year Treasury at 3.1%) will likely mark the low in rates for the foreseeable future. Aside from employment measures, economic progress appears too favorable to create a scenario where rates would decline meaningfully. As we believe there is little price appreciation potential from bonds, we have structured the portfolio with an emphasis on higher yielding corporate bonds and brought the average maturity down to just over four years. As of the publication of this report, a portion of the portfolio was being held in cash reserves, allowing for further fixed income commitments as interest rates gradually increase over the coming months.

In reviewing the performance over the last 3+ volatile years, we are pleased to report that since the peak of the stock market in March 2000, the Fund has significantly outperformed its benchmark. From March 1, 2000 through October 31, 2003, McGlinn Balanced returned a positive +12.8% compared to the benchmark (60% S&P 500/40% Lehman Aggregate) result of +0.7% and the S&P 500 of negative (-18.8%). For this fiscal year, the McGlinn Balanced Mutual Fund recorded a total return of +14.5%, in line with the benchmark return of +14.4%.1

Jerry Baumgardner
McGlinn Capital Management

1 Please see page 7 for standardized performance information.

OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

FOR THE PENN STREET ROTATIONAL PORTFOLIO
CITCO-QUAKER FUND ADVISORS, INC.

The twelve month period ended October 31,2003, the PSA Sector Rotational Portfolio recorded a total return of 26.18%, a strong absolute result that was aided by the post-Iraqi-war surge in the stock market. The portfolio's performance outpaced that of its unmanaged benchmark, the Russell 1000.

At the start of the fiscal year there was still quite a bit of apprehension in the U.S. financial markets. The return of corporate earnings growth, positive economic reports, the success of the U.S. military in Iraq, all served to turn caution into optimism with stock prices surging higher. Technology stocks as well as other growth stocks, rebounded strongly from their lows of the past few years. During this period, the market's small company stocks outpaced large company stocks. Investor's tolerance for risk began to grow.

On a sector allocation basis, the Sector Rotational Portfolio benefited during the reporting period from an underweight position in Consumer Staples and Telecommunications and an overweight position in Financials. An exceptionally large overweight in the Consumer Cyclical sector benefited the Portfolio's returns. The benefit of these allocations more than offset an underweight in the Information Technology sector, which presented a drag to the Portfolio's relative returns.

The biggest positive contributor, during the reporting period, relative to the Portfolio's benchmark, the Russell 1000, was stock selection within the Financial, Healthcare, Industrial and Consumer Cyclical sectors. Auto Parts Manufacturers, Borg Warner and Lear, contributed to positive relative returns in the Consumer Cyclical sector, as did our holdings in Homebuilders, and speciality retailers such as Urban Outfitters and Rent-a-Center.1

Mortgage related financial stocks contributed to positive relative returns for the Portfolio during the reporting period. Doral Financial and Countrywide Financial, along with Capital One Financial, were the biggest positive contributors in the financial sector.

In the Healthcare sector, the Portfolio benefited from an underweight position in large-cap Pharmaceutical companies, and an overweight position in generic drug manufactures, such as Teva and managed care companies, such as Coventry Healthcare.

Within the Industrial sector, Jacobs Engineering and Paccar positively contributed to the Portfolio's relative returns, as well as a lack of exposure to poor performing Aerospace companies, such as Northrop Grumman and Lockeed Martin.

The positive contributions of the Portfolio's overweights more than offset the negative effect of an underweight in the Information Technology sector.

We believe that the PSA Sector Rotational Portfolio is well positioned for FY 2004.

1 Please see page 15 for a complete listing of the Portfolio's holdings as of October 31, 2003. The reference to particular stocks or sectors is not intended as a recommendation of either the stock or sectors.

OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

FOR THE BALDWIN LAREG-CAP GROWTH PORTFOLIO
BALDWIN INCESTMENT MANAGEMENT, LLC

The Baldwin Large Cap Growth portfolio did not perform as well as its benchmark, the S&P 500, for the fiscal year ended October 31, 2002. The primary reason for the Portfolio's relative underperformance for the fiscal year was the strong performance exhibited by the S&P 500 during the April through June period, which the Portfolio could not make up during the rest of the fiscal year. As shareholders will recall, April marked the start of the bull market run for 2003 and the end of the bear market which had persisted for some three (3) years. As has been the case in times past, those securities which were especially savaged during a bear market rout were some of the very same ones which registered spectacular performance in the initial stages of the bull market run. Stocks which had collapsed some 95% from March 2000 until March 2003 began a meteoritic rise in April of 2003, some of which registered triple digit gains for calendar year 2003. Because of Baldwin's investment process, very few of those names were in the portfolio as of April. Therefore, while the S&P 500, which includes such "near death penny stocks" rocketed forward, the Baldwin Large Cap Portfolio did not perform at the same rapid pace. Since June 2003 through end of the fiscal year, the Portfolio registered gains commensurate with the S&P 500. Nevertheless, the lost ground suffered earlier in the fiscal year was never recaptured.

Fiscal 2004 may well provide a better environment for the Baldwin Large Cap Growth Portfolio. If history is any guide, "higher quality" growth stocks should come to the fore as investors rotate out of the "near dead" and move on to well recognized names with clear earnings prospects. We believe it is likely that investors will no longer be looking for the so-called "dead cat's bounce," but will begin to focus on growth in cash flow and earnings in a new economic cycle. We further believe that the U.S. economy is gathering steam and is well on its way to registering a year of rather impressive growth. Cataclysmic events aside, world economies appear poised for good growth in 2004 and positive world economic performance generally has meant excellent results for companies with strong international operations. As of the close of the reporting period, these types of companies were represented in the Baldwin Large Cap Growth Portfolio.1 Further, another round of tax cuts will benefit U.S. taxpayers and of course 2004 is an election year, which historically has meant good performance for the economy and the stock market. If further progress is made in the world's politically troubled spots and investor's sense of security is heightened, combined with low inflation and low interest rates, we believe common stocks offer investors with potentially positive returns. While we are not predicting that 2004 will be as strong as 2003, we are nevertheless quite hopeful that positive returns are possible.

OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

FOR THE CUMBERLAND TAXABLE INCOME PORTFOLIO
CUMBERLAND ADVISORS, INC.

During the reporting period ended October 31, 2003, the portfolio used a defensive strategy as our fundamental research suggested that the economy would accelerate from the moribund pace of 2002. While war concerns slowed growth in the first 3-4 months of 2003, economic activity picked up briskly as war fears receded. The flight to quality in Treasuries unwound as the economy grew above expectations. Nonetheless, we remained defensively postured over the last 12 months, investing in floating rate securities, short maturity high coupon taxable municipal bonds, and mortgage backed securities.

Whereas rates declined dramatically in the April-June period, the end of the third quarter saw yields move significantly higher. This rise in rates continued into October due to a change in investors' perception of the strength of the economy. That is to say, a realization that the fundamental health of the economy was better and improving, and a fear that a weakening dollar would cause foreign investors to lose their appetite for buying U.S. Treasuries and Federal Agency debt.

During the close of the period, the yield curve remained historically steep as long term rates rose more than short term rates. Ten year U.S. Treasuries rose to finish with a yield of 4.30%. Five year Treasuries rose by an almost equal amount to yield 3.25% from 2.82% at the end of September. However, Two year notes ended October yielding 1.82%, up 52 basis points.

We expect the economy to continue to grow robustly over the next several quarters. The Federal Reserve continued to provide enormous liquidity to the banking system by keeping short term rates at 1%. Additionally, fiscal policy has been enormously stimulative, with deficits increasing and government spending on the rise. Coupled with recent tax cuts and a weakening dollar, we believe these four forces will accelerate economic activity, thereby causing rates to move higher. Therefore, we currently anticipate remaining defensive by holding high coupon, short maturity bonds.

OCTOBER 2003
                                                      THE PENN STREET FUND, INC.
================================================================================

FOR THE BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO
BERKSHIRE ADVISORS, INC.

During the reporting period ended October 31, 2003, the portfolio used a defensive strategy as our fundamental research suggested that the economy would accelerate from the moribund pace of 2002. While war concerns slowed growth in the first 3-4 months of 2003, economic activity picked up briskly as war fears receded. The flight to quality in Treasuries unwound as the economy grew above expectations. Nonetheless, we remained defensively postured over the last 12 months, investing in floating rate securities, short maturity high coupon taxable municipal bonds, and mortgage backed securities.

Whereas rates declined dramatically in the April-June period, the end of the third quarter saw yields move significantly higher. This rise in rates continued into October due to a change in investors' perception of the strength of the economy. That is to say, a realization that the fundamental health of the economy was better and improving, and a fear that a weakening dollar would cause foreign investors to lose their appetite for buying U.S. Treasuries and Federal Agency debt.

During the close of the period, the yield curve remained historically steep as long term rates rose more than short term rates. Ten year U.S. Treasuries rose to finish with a yield of 4.30%. Five year Treasuries rose by an almost equal amount to yield 3.25% from 2.82% at the end of September. However, Two year notes ended October yielding 1.82%, up 52 basis points.

We expect the economy to continue to grow robustly over the next several quarters. The Federal Reserve continued to provide enormous liquidity to the banking system by keeping short term rates at 1%. Additionally, fiscal policy has been enormously stimulative, with deficits increasing and government spending on the rise. Coupled with recent tax cuts and a weakening dollar, we believe these four forces will accelerate economic activity, thereby causing rates to move higher. Therefore, we currently anticipate remaining defensive by holding high coupon, short maturity bonds.

CUMULATIVE PERFORMANCE*
FOR THE PERIOD FROM APRIL 30, 1999
TO OCTOBER 31, 2003                                   THE PENN STREET FUND, INC.
================================================================================

--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                                                   LEHMAN BROTHERS
          MCGLINN BALANCED                          U.S. AGGREGATE
 DATE        PORTFOLIO          S&P 500 INDEX         BOND INDEX
 ----        ---------          -------------         ----------

04/30/99        10,000              10,000              10,000
07/31/99        10,090               9,984               9,839
10/31/99         9,766              10,274               9,985
01/31/00         9,652              10,542               9,903
04/30/00        10,004              11,013              10,126
07/31/00         9,666              10,880              10,425
10/31/00        10,319              10,899              10,713
01/31/01        10,756              10,447              11,272
04/30/01        10,639               9,584              11,379
07/31/01        10,511               9,321              11,748
10/31/01         9,831               8,185              12,273
01/31/02        10,211               8,760              12,123
04/30/02        10,194               8,374              12,271
07/31/02         9,244               7,119              12,634
10/31/02         9,223               6,949              12,996
01/31/03         9,126               6,744              13,272
04/30/03         9,470               7,260              13,557
07/31/03        10,093               7,876              13,318
10/31/03        10,560               8,394              13,634
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  [LINE GRAPH]

              PSA SECTOR
              ROTATIONAL         RUSSELL 1000
  DATE        PORTFOLIO             INDEX
  ----        ---------             -----

08/30/00        10,000              10,000
10/31/00        10,208               9,521
01/31/01        10,150               9,043
04/30/01        10,217               8,270
07/31/01        10,025               8,027
10/31/01         8,892               7,042
01/31/02         9,442               7,568
04/30/02        10,150               7,279
07/31/02         9,075               6,188
10/31/02         8,658               6,014
01/31/03         8,267               5,860
04/30/03         9,042               6,299
07/31/03         9,992               6,880
10/31/03        10,925               7,356
--------------------------------------------------------------------------------

* The charts assume a hypothetical $10,000 initial investment in the Portfolio and reflects all Portfolio expenses

The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States.

The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring the relative performance of a basket containing a broad range of fixed income securities.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1000 largest capitalization companies in the United States.

CUMULATIVE PERFORMANCE*
FOR THE PERIOD FROM AUGUST 30, 2000
TO OCTOBER 31, 2003 THE PENN STREET FUND, INC.
================================================================================

--------------------------------------------------------------------------------
                                  [LINE GRAPH]

           BALDWIN LARGE-CAP
  DATE     GROWTH PORTFOLIO     S&P 500 INDEX
  ----     ----------------     -------------

08/30/00        10,000              10,000
10/31/00        10,025               9,527
01/31/01        10,174               9,132
04/30/01        10,191               8,377
07/31/01         9,516               8,147
10/31/01         8,250               7,154
01/31/02         8,703               7,657
04/30/02         8,390               7,319
07/31/02         6,901               6,222
10/31/02         6,732               6,074
01/31/03         6,453               5,895
04/30/03         6,825               6,345
07/31/03         7,290               6,884
10/31/03         7,815               7,337
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  [LINE GRAPH]

                                                   LEHMAN BROTHERS
          CUMBERLAND TAXABLE   LEHMAN BROTHERS       US AGGREGATE
  DATE     INCOME PORTFOLIO   GOV'T/CREDIT INDEX      BOND INDEX
  ----     ----------------   ------------------      ----------

08/30/00        10,000              10,000              10,000
10/31/00        10,083              10,141              10,276
01/31/01        10,841              10,694              10,813
04/30/01        11,069              10,773              10,915
07/31/01        11,263              11,158              11,269
10/31/01        11,617              11,695              11,772
01/31/02        11,470              11,496              11,629
04/30/02        11,746              11,578              11,771
07/31/02        12,316              11,926              12,119
10/31/02        12,599              12,337              12,466
01/31/03        12,682              12,671              12,731
04/30/03        12,706              13,018              13,004
07/31/03        12,465              12,775              12,775
10/31/03        12,720              13,099              13,078
--------------------------------------------------------------------------------

* The charts assume a hypothetical $10,000 initial investment in the Portfolio and reflects all Portfolio expenses

The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States.

The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring the relative performance of a basket containing a broad range of fixed income securities.

The Lehman Brothers Government/Credit Index is an unmanaged index measuring the relative performance of a basket of investment grade fixed income securities.

CUMULATIVE PERFORMANCE*
FOR THE PERIOD FROM APRIL 02, 2003
TO OCTOBER 31, 2003 THE PENN STREET FUND, INC.
================================================================================

--------------------------------------------------------------------------------
                                  [LINE GRAPH]

          BERKSHIRE ADVISORS
  DATE      SELECT EQUITY       S&P 500 INDEX
  ----      -------------       -------------
04/02/03        10,000              10,000
04/30/03        10,080              10,694
07/31/03        10,220              11,602
10/31/03        10,530              12,364
--------------------------------------------------------------------------------

* The charts assume a hypothetical $10,000 initial investment in the Portfolio and reflects all Portfolio expenses

The S&P 500 Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States.

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
COMMON STOCK - 58.96%
AEROSPACE & DEFENSE - 0.82%
   Lockheed Martin Corp.                                    200    $      9,272
                                                                   ------------

BANKS - 2.81%
   Bank of America Corp.                                    100           7,573
   Dime Bancorp, Inc.**                                     300              51
   FleetBoston Financial Corp.                              600          24,234
                                                                   ------------
                                                                         31,858
                                                                   ------------

CHEMICALS - 2.58%
   FMC Corp.*                                               300           8,403
   Praxair, Inc.                                            300          20,874
                                                                   ------------
                                                                         29,277
                                                                   ------------

COMPUTER SOFTWARE & SERVICES - 1.05%
   Oracle Corp.*                                          1,000          11,960
                                                                   ------------

COMPUTERS - 4.26%
   Hewlett-Packard Co.                                      400           8,924
   International Business Machines Corp.                    200          17,896
   Unisys Corp.*                                          1,400          21,504
                                                                   ------------
                                                                         48,324
                                                                   ------------

COSMETICS & TOILETRIES - 0.47%
   Kimberly-Clark Corp.                                     100           5,281
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENTS - 1.50%
   Emerson Electric Co.                                     300          17,025
                                                                   ------------

FINANCIAL SERVICES - 3.55%
   Citigroup, Inc.                                          400          18,960
   Goldman Sachs Group, Inc.                                100           9,390
   Merrill Lynch & Co., Inc.                                200          11,840
                                                                   ------------
                                                                         40,190
                                                                   ------------

FOOD & BEVERAGES - 1.24%
   H.J. Heinz Co.                                           150           5,299
   Kraft Foods, Inc.                                        300           8,730
                                                                   ------------
                                                                         14,029
                                                                   ------------

FOREST PRODUCTS & PAPER - 3.35%
   Boise Cascade Corp.                                      500          14,025
   Bowater, Inc.                                            200           8,166
   International Paper Co.                                  400          15,740
                                                                   ------------
                                                                         37,931
                                                                   ------------
                       See Notes to Financial Statements

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
HEALTHCARE-PRODUCTS - 0.89%
   Johnson & Johnson                                        200    $     10,066
                                                                   ------------

INSURANCE - 4.83%
   Allstate Corp.                                           200           7,900
   American International Group                             300          18,249
   PartnerRe Ltd.                                           100           5,427
   PMI Group, Inc.                                          300          11,469
   Travelers Property Casualty Corp.                        717          11,687
                                                                   ------------
                                                                         54,732
                                                                   ------------

MANUFACTURING - 3.91%
   General Electric Co.                                     400          11,604
   Honeywell International, Inc.                            400          12,244
   Ingersoll-Rand Co.                                       200          12,080
   Tyco International Ltd.                                  400           8,352
                                                                   ------------
                                                                         44,280
                                                                   ------------

MEDIA - 3.25%
   Clear Channel Communications, Inc.                       300          12,246
   Dow Jones & Co., Inc.                                    300          15,591
   Walt Disney Co.                                          400           9,056
                                                                   ------------
                                                                         36,893
                                                                   ------------

OIL & GAS - 5.81%
   Anadarko Petroleum Corp.                                 100           4,362
   BP PLC - ADR                                             200           8,476
   Diamond Offshore Drilling                                300           5,535
   Marathon Oil Corp.                                       300           8,871
   Occidental Petroleum Corp.                               300          10,578
   Royal Dutch Petroleum Co. - GDR                          200           8,876
   Transocean, Inc.*                                        500           9,595
   Unocal Corp.                                             300           9,504
                                                                   ------------
                                                                         65,797
                                                                   ------------

PACKAGING & CONTAINERS - 1.23%
   Smurfit-Stone Container Corp.*                           900          13,950
                                                                   ------------

PHARMACEUTICALS - 6.16%
   Abbott Laboratories                                      200           8,524
   Bristol-Myers Squibb Co.                                 500          12,685
   Cardinal Health, Inc.                                    200          11,868
   Eli Lilly & Co.                                          100           6,662
   Merck & Co., Inc.                                        100           4,425
   Pfizer, Inc.                                             520          16,432
   Schering-Plough Corp.                                    600           9,162
                                                                   ------------
                                                                         69,758
                                                                   ------------

                       See Notes to Financial Statements

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
SEMICONDUCTORS - 3.21%
   Analog Devices, Inc.*                                    300    $     13,299
   Micron Technology, Inc.*                                 600           8,604
   Texas Instruments, Inc.                                  500          14,460
                                                                   ------------
                                                                         36,363
                                                                   ------------

TELECOMMUNICATIONS - 7.04%
   Alltel Corp.                                             300          14,181
   AT&T Wireless Services, Inc.*                          1,500          10,875
   Cisco Systems, Inc.*                                     700          14,686
   Motorola, Inc.                                           800          10,824
   Nokia OYJ                                                700          11,893
   SBC Communications, Inc.                                 300           7,194
   Verizon Communications, Inc.                             300          10,080
                                                                   ------------
                                                                         79,733
                                                                   ------------

TRANSPORTATION - 1.00%
   Norfolk Southern Corp.                                   200           4,030
   United Parcel Service, Inc.                              100           7,252
                                                                   ------------
                                                                         11,282
                                                                   ------------

TOTAL COMMON STOCKS (COST $654,359)                                     668,001
                                                                   ------------

                                                      PRINCIPAL
CORPORATE BONDS - 20.75%                               AMOUNT          VALUE
                                                     ----------    ------------
AEROSPACE & DEFENSE - 0.53%
   Lockheed Martin Corp., 8.20% due 12/1/2009             5,000    $      6,040
                                                                   ------------

BANKS - 1.88%
   Bank of America Corp., 6.25% due 4/15/2012             5,000           5,486
   Bank One Corp., 6.50% due 2/1/2006                     5,000           5,461
   Bayerische Landesbank/New York, 2.60%
     due 10/16/2006                                       5,000           4,977
   Wells Fargo & Co., 5.125% due 2/15/2007                5,000           5,331
                                                                   ------------
                                                                         21,255
                                                                   ------------

CHEMICALS - 0.25%
   E.I. Du Pont de Nemours & Co., 4.125%
     due 3/6/2013                                         3,000           2,844
                                                                   ------------

COMPUTERS - 0.92%
   Hewlett-Packard Co., 3.625% due 3/15/2008              5,000           4,989
   Hewlett-Packard Co., 5.75% due 12/15/2006              5,000           5,401
                                                                   ------------
                                                                         10,390
                                                                   ------------

                       See Notes to Financial Statements

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
FINANCIAL SERVICES - 7.31%
   AIG SunAmerica Global Financing VI,
     6.30% due 5/10/2011                                  5,000    $      5,501
   Citigroup, Inc., 5.80% due 5/7/2015                    5,000           4,845
   Citigroup, Inc., 7.25% due 10/1/2010                   5,000           5,817
   Countrywide Home Loans, Inc., 3.25% due 5/21/2008      5,000           4,874
   Ford Motor Credit Co., 6.55% due 1/25/2007             5,000           5,159
   General Electric Capital Corp., 5.875%
     due 2/15/2012                                       15,000          16,017
   General Motors Acceptance Corp., 6.125%
     due 9/15/2006                                        5,000           5,285
   General Motors Acceptance Corp., 6.85%
     due 6/17/2004                                        5,000           5,148
   Goldman Sachs Group, Inc., 4.125% due 1/15/2008        3,000           3,063
   Household Finance Corp., 6.75% due 5/15/2011           5,000           5,595
   International Lease Finance Corp., 5.625%
     due 6/1/2007                                         5,000           5,379
   JP Morgan Chase & Co., 4.00% due 2/1/2008              2,000           2,029
   Lehman Brothers Holdings, Inc., 8.25%
     due 6/15/2007                                        5,000           5,831
   Morgan Stanley, 6.60% due 4/1/2012                     3,000           3,340
   SLM Corp., 5.00% due 10/1/2013                         5,000           4,943
                                                                   ------------
                                                                         82,826
                                                                   ------------

FOOD & BEVERAGES - 0.85%
   Kellogg Co., 2.875% due 6/1/2008                      10,000           9,623
                                                                   ------------

FOREST PRODUCTS & PAPER - 0.67%
   Abitibi-Consolidated, Inc., 6.95%
     due 12/15/2006                                       2,000           2,062
   International Paper Co., 8.125% due 7/8/2005           5,000           5,478
                                                                   ------------
                                                                          7,540
                                                                   ------------

HEALTHCARE-SERVICES - 0.94%
   HCA, Inc., 7.625% due 6/1/2006                        10,000          10,711
                                                                   ------------

MEDIA - 0.98%
   COX Communications, Inc., 7.75% due 8/15/2006          5,000           5,645
   Walt Disney Co., 6.375% due 3/1/2012                   5,000           5,457
                                                                   ------------
                                                                         11,102
                                                                   ------------

OIL & GAS - 1.41%
   Conoco Funding Co., 5.45% due 10/15/2006              10,000          10,754
   Pemex Project Funding Master Trust,
     6.128% due 8/15/2008                                 5,000           5,255
                                                                   ------------
                                                                         16,009
                                                                   ------------

PHARMACEUTICALS - 0.50%
   Cardinal Health, Inc., 6.75% due 2/15/2011             5,000           5,712
                                                                   ------------

SAVINGS & LOANS - 1.02%
   Sovereign Bancorp, Inc., 10.50% due 11/15/2006         5,000           5,934
   Washington Mutual Bank FA, 6.875% due 6/15/2011        5,000           5,609
                                                                   ------------
                                                                         11,543
                                                                   ------------

                       See Notes to Financial Statements

MCGLINN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
TELECOMMUNICATIONS - 2.06%
   AT&T Corp., 6.50% due 11/15/2006                      10,000    $     11,074
   Sprint Capital Corp., 7.125% due 1/30/2006             6,000           6,487
   Verizon Global Funding Corp., 7.375% due 9/1/2012      5,000           5,734
                                                                   ------------
                                                                         23,295
                                                                   ------------

UTILITIES - 1.43%
   American Electric Power Co, Inc.,
     5.375% due 3/15/2010                                 5,000           5,176
   FPL Group Capital, Inc., 7.625% due 9/15/2006          5,000           5,643
   Progress Energy, Inc., 6.05% due 4/15/2007             5,000           5,394
                                                                   ------------
                                                                         16,213
                                                                   ------------

TOTAL CORPORATE BONDS (COST $230,926)                                   235,103
                                                                   ------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 8.84%
UNITED STATES TREASURY NOTES - 7.50%
   United States Treasury, 3.875% due 2/15/2013          20,000          19,443
   United States Treasury, 4.875% due 10/31/2004         45,000          45,387
   United States Treasury, 5.00% due 2/29/2004           20,000          20,127
                                                                   ------------
                                                                         84,957
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. - 1.34%
   Freddie Mac, 2.875% due 9/15/2005                     15,000          15,224
                                                                   ------------

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
  OBLIGATIONS (COST $100,845)                                           100,181
                                                                   ------------

SHORT-TERM INVESTMENTS - 9.06%
MONEY MARKET FUND - 9.06%
   Millenium Bank Money Market                          102,648         102,648
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $102,648)                            102,648
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $1,088,778) - 97 61%                 1,105,933

OTHER ASSETS LESS LIABILITIES, NET - 2.39%                               27,015
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  1,132,948
                                                                   ============

*    Non-Incoming producing security
**   Warrants: Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipts

                       See Notes to Financial Statements

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
COMMON STOCK - 98.63%
APPAREL - 1.76%
   Coach, Inc.*                                           2,200    $     78,034
                                                                   ------------

AUTO PARTS & EQUIPMENT - 4.27%
   BorgWarner, Inc.                                       1,000          79,590
   Lear Corp.*                                            1,900         110,371
                                                                   ------------
                                                                        189,961
                                                                   ------------

AUTOMOBILE MANUFACTURERS - 5.15%
   General Motors Corp.                                   2,400         102,408
   Paccar, Inc.                                           1,600         126,336
                                                                   ------------
                                                                        228,744
                                                                   ------------

BANKS - 2.04%
   Bank of America Corp.                                  1,200          90,876
                                                                   ------------

CASINO & HOTELS - 1.50%
   Kerzner International Ltd.*                            1,800          66,492
                                                                   ------------

COMMERCIAL SERVICES - 0.68%
   McKesson Corp.                                         1,000          30,270
                                                                   ------------

COMPUTER SOFTWARE & SERVICES - 2.95%
   Fair Isaac Corp.                                       1,500          95,670
   First Data Corp.                                       1,000          35,700
                                                                   ------------
                                                                        131,370
                                                                   ------------

COMPUTERS - 1.63%
   Factset Research Systems, Inc.                         1,000          43,640
   Storage Technology Corp.*                              1,200          28,920
                                                                   ------------
                                                                         72,560
                                                                   ------------

CONSUMER PRODUCTS - 2.46%
   Toro Co.                                               2,200         109,340
                                                                   ------------

COSMETICS & TOILETRIES - 4.35%
   Alberto-Culver Co.                                     1,500          95,100
   Procter & Gamble Co.                                   1,000          98,290
                                                                   ------------
                                                                        193,390
                                                                   ------------

EDUCATIONAL SERVICES - 1.29%
   Apollo Group, Inc.*                                      900          57,177
                                                                   ------------

                       See Notes to Financial Statements

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
FINANCIAL SERVICES - 12.68%
   AG Edwards, Inc.                                       2,400    $     97,200
   Bear Stearns Cos., Inc.                                1,400         106,750
   Capital One Financial Corp.                            1,100          66,880
   Countrywide Financial Corp.                            1,000         105,120
   Doral Financial Corp.                                  1,700          85,850
   Fannie Mae                                               500          35,845
   H&R Block, Inc.                                        1,400          65,926
                                                                   ------------
                                                                        563,571
                                                                   ------------

FOOD & BEVERAGES - 1.12%
   Fresh Del Monte Produce, Inc.                          2,000          50,000
                                                                   ------------

FOREST & PAPER PRODUCTS - 3.04%
   Louisiana-Pacific Corp.*                               7,100         135,042
                                                                   ------------

HEALTHCARE-PRODUCTS - 0.86%
   Patterson Dental Co.*                                    600          38,388
                                                                   ------------

HEALTHCARE-SERVICES - 7.15%
   Coventry Health Care, Inc.*                            2,000         109,500
   UnitedHealth Group, Inc.                               2,000         101,760
   WellPoint Health Networks*                             1,200         106,680
                                                                   ------------
                                                                        317,940
                                                                   ------------

HOME BUILDERS - 2.13%
   DR Horton, Inc.                                        1,350          53,730
   KB Home                                                  600          41,094
                                                                   ------------
                                                                         94,824
                                                                   ------------

INSURANCE - 9.58%
   AMBAC Financial Group, Inc.                            1,300          91,962
   Jefferson-Pilot Corp.                                  2,300         109,802
   Old Republic International Corp.                       2,500          89,850
   Progressive Corp.                                        600          44,280
   RenaissanceRe Holdings Ltd.                            2,000          89,960
                                                                   ------------
                                                                        425,854
                                                                   ------------

LEISURE & ENTERTAINMENT PRODUCTS - 2.24%
   GTECH Holdings Corp.                                   1,700          75,956
   Harley-Davidson, Inc.                                    500          23,705
                                                                   ------------
                                                                         99,661
                                                                   ------------

MACHINERY - 2.47%
   Caterpillar, Inc.                                      1,500         109,920
                                                                   ------------

                       See Notes to Financial Statements

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
OIL & GAS - 8.54%
   Apache Corp.                                           1,260    $     87,847
   Cross Timbers Royalty Trust                                7             175
   Energen Corp.                                          2,000          73,740
   Occidental Petroleum Corp.                             2,900         102,254
   Pogo Producing Co.                                     2,200          91,982
   XTO Energy, Inc.                                       1,000          23,670
                                                                   ------------
                                                                        379,668
                                                                   ------------

PHARMACEUTICALS - 1.54%
   Teva Pharmaceutical Industries                         1,200          68,268
                                                                   ------------

RETAIL - 6.16%
   Bed Bath & Beyond, Inc.*                               2,000          84,480
   CEC Entertainment, Inc.*                               1,000          48,900
   Lowe's Cos., Inc.                                        800          47,144
   Urban Outfitters, Inc.*                                2,800          93,408
                                                                   ------------
                                                                        273,932
                                                                   ------------

SAVINGS & LOANS - 4.77%
   Flagstar Bancorp, Inc.                                 4,500         100,350
   New York Community Bancorp, Inc.                       2,000          72,400
   Washington Mutual, Inc.                                  900          39,375
                                                                   ------------
                                                                        212,125
                                                                   ------------

TELECOMMUNICATIONS - 4.41%
   Adtran, Inc.                                           1,400          95,242
   Cincinnati Bell, Inc.*                                 4,000          20,440
   Nextel Communications, Inc.*                           1,500          36,300
   Utstarcom, Inc.*                                       1,400          44,100
                                                                   ------------
                                                                        196,082
                                                                   ------------

TRANSPORTATION SERVICES - 2.28%
   JB Hunt Transport Services, Inc.*                      4,000         101,520
                                                                   ------------

UTILITIES - 1.58%
   Entergy Corp.                                          1,300          70,070
                                                                   ------------

TOTAL COMMON STOCK (COST $3,573,428)                                  4,385,079
                                                                   ------------

                       See Notes to Financial Statements

PSA SECTOR ROTATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
SHORT-TERM INVESTMENTS - 0.32%
MONEY MARKET FUND - 0.32%
   Millenium Bank Money Market                           14,364          14,364
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,364)                              14,364
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $3,587,792) - 98 95%                 4,399,443
                                                                   ------------

OTHER ASSETS LESS LIABILITIES, NET - 1.05%                               46,429

                                                                   ------------
TOTAL NET ASSETS - 100%                                            $  4,445,872
                                                                   ============

*    Non-Incoming producing security

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
COMMON STOCK - 97.44%
   Aerospace & Defense - 1.89%
   L-3 Communications Holdings, Inc.*                       750    $     35,055
                                                                   ------------

APPAREL -  1.05%
   Coach, Inc.*                                             550          19,509
                                                                   ------------

BANKS -  6.55%
   Commerce Bancorp, Inc.                                   800          38,672
   Fifth Third Bancorp                                      600          34,776
   Wells Fargo & Co.                                        850          47,872
                                                                   ------------
                                                                        121,320
                                                                   ------------

BIOTECHNOLOGY -  1.75%
   Amgen, Inc.*                                             525          32,424
                                                                   ------------

CHEMICALS -  2.91%
   Praxair, Inc.                                            775          53,925
                                                                   ------------

COMPUTER SOFTWARE & SERVICES -  5.18%
   Adobe Systems, Inc.                                      300          13,152
   Affiliated Computer Services, Inc.*                      650          31,805
   BEA Systems, Inc.*                                       500           6,950
   Electronic Arts, Inc.*                                   250          24,760
   Microsoft Corp.                                          735          19,220
                                                                   ------------
                                                                         95,887
                                                                   ------------

COMPUTERS -  2.91%
   Dell Computer Corp.*                                     625          22,575
   International Business Machines Corp.                    350          31,318
                                                                   ------------
                                                                         53,893
                                                                   ------------

COSMETICS & TOILETRIES -  1.86%
   Procter & Gamble Co.                                     350          34,402
                                                                   ------------

EDUCATIONAL SERVICES -  1.63%
   Apollo Group, Inc.*                                      475          30,177
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENTS -  1.62%
   Jabil Circuit, Inc.*                                   1,075          29,939
                                                                   ------------

ENGINEERING & CONSTRUCTION -  1.19%
   Jacobs Engineering Group, Inc.*                          475          22,002
                                                                   ------------

                       See Notes to Financial Statements

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
FINANCIAL SERVICES -  7.34%
   Citigroup, Inc.                                          950    $     45,030
   Fannie Mae                                               300          21,507
   MBNA Corp.                                             1,250          30,938
   Merrill Lynch & Co., Inc.                                650          38,480
                                                                   ------------
                                                                        135,955
                                                                   ------------

FOOD & BEVERAGES -  9.58%
   Constellation Brands, Inc.*                            1,425          44,702
   PepsiCo, Inc.                                            725          34,669
   Starbucks Corp.*                                         925          29,230
   Sysco Corp.                                            1,075          36,184
   Whole Foods Market, Inc.*                                550          32,582
                                                                   ------------
                                                                        177,367
                                                                   ------------

HEALTHCARE - SERVICES -  2.28%
   WellPoint Health Networks, Inc.*                         475          42,227
                                                                   ------------

HEALTHCARE - PRODUCTS -  2.72%
   Baxter International, Inc.                               450          11,961
   Varian Medical Systems, Inc.*                            600          38,364
                                                                   ------------
                                                                         50,325
                                                                   ------------

INSURANCE -  4.62%
   American International Group, Inc.                       750          45,623
   XL Capital Ltd.                                          575          39,962
                                                                   ------------
                                                                         85,585
                                                                   ------------

INTERNET SOFTWARE & SERVICES -  2.07%
   Symantec Corp.*                                          575          38,324
                                                                   ------------

MANUFACTURING -  2.88%
   3M Co.                                                   250          19,717
   SPX Corp.*                                               700          33,684
                                                                   ------------
                                                                         53,401
                                                                   ------------

MEDIA -  1.83%
   Comcast Corp.*                                         1,000          33,920
                                                                   ------------

OIL & GAS -  5.89%
   Apache Corp.                                             500          34,860
   Devon Energy Corp.                                       775          37,587
   Exxon/Mobil Corp.                                      1,000          36,580
                                                                   ------------
                                                                        109,027
                                                                   ------------

                       See Notes to Financial Statements

BALDWIN LARGE CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
PHARMACEUTICALS -  8.19%
   AmerisourceBergen Corp.                                  625    $     35,481
   Forest Laboratories, Inc.*                               800          40,008
   Pfizer, Inc.                                           1,150          36,340
   Teva Pharmaceutical Industries Ltd. ADR - Israel         700          39,823
                                                                   ------------
                                                                        151,652
                                                                   ------------

RETAIL -  4.27%
   Barnes & Noble, Inc.*                                    950          28,310
   Best Buy Co., Inc.*                                      325          18,951
   Target Corp.                                             800          31,792
                                                                   ------------
                                                                         79,053
                                                                   ------------

SEMICONDUCTORS -  5.75%
   Analog Devices, Inc.*                                    375          16,624
   Intel Corp.                                              625          20,656
   Kla-Tencor Corp.*                                        550          31,531
   Texas Instruments, Inc.                                1,300          37,596
                                                                   ------------
                                                                        106,407
                                                                   ------------

TELECOMMUNICATIONS -  4.49%
   Cisco Systems, Inc.*                                     525          11,014
   Telefonos de Mexico SA de CV                             600          19,290
   Vodafone Group PLC                                     2,500          52,875
                                                                   ------------
                                                                         83,179
                                                                   ------------

TOY MANUFACTURING -  1.62%
   Mattel, Inc.                                           1,550          30,008
                                                                   ------------

TRANSPORTATION SERVICES -  2.04%
   FedEx Corp.                                              500          37,880
                                                                   ------------

UTILITIES -  3.33%
   Dominion Resources, Inc.                               1,000          61,600
                                                                   ------------

TOTAL COMMON STOCKS (COST $1,640,628)                                 1,804,443
                                                                   ------------

SHORT-TERM INVESTMENTS -  2.62%
MONEY MARKET FUND - 2.62%
   Millenium Bank Money Market                           48,555          48,555
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $48,555)


TOTAL VALUE OF INVESTMENTS (COST $1,689,183) - 100.06%                1,852,998


LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06)%                     (1,112)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  1,851,886
                                                                   ============

*   Non-income producing security
ADR American Depository Receipts

                       See Notes to Financial Statements.

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES        PRINCIPAL
                                                     ----------    ------------
MUNICIPAL BONDS - 54.67%
ARIZONA - 3.97%
   Arizona Educational Loan Marketing Corp.,
     VRN due 12/1/2037                                  100,000    $    100,000
                                                                   ------------

FLORIDA - 3.97%
   Florida Educational Loan Marketing Corp.,
     VRN due 12/1/2036                                  100,000         100,000
                                                                   ------------

ILLINIOS - 3.97%
   Illinois Student Assistance Commission,
     VRN due 9/1/2036                                   100,000         100,000
                                                                   ------------

LOUISIANA - 4.02%
   Orleans Parish School Board, 6.40% due 2/1/2004      100,000         101,175
                                                                   ------------

MISSOURI - 3.97%
   Missouri Higher Education Loan Authority,
     VRN due 9/1/2043                                   100,000         100,000
                                                                   ------------

NEW YORK - 8.00%
   New York State Urban Development Corp., 2.08%
     due 12/15/2004                                     100,000         100,515
   New York State Urban Development Corp., 2.89%
     due 12/15/2006                                     100,000         100,919
                                                                   ------------
                                                                        201,434
                                                                   ------------
OHIO - 3.97%
   Knowledge Works Foundation, VRN due 11/1/2035        100,000         100,000
                                                                   ------------

PENNSYLVANIA - 12.61%
   Delaware River Port Authority, 7.46%
     due 1/1/2011                                       100,000         117,528
   Pennsylvania Higher Education Assistance
     Agency, VRN due 10/1/2042                          100,000         100,000
   Philadelphia Authority For Industrial
     Development, VRN due 7/1/2010                      100,000         100,000
                                                                   ------------
                                                                        317,528
                                                                   ------------
TEXAS - 5.29%
   Texas Technical University Revenues,
     5.00% due 8/15/2006                                125,000         133,019
                                                                   ------------

VIRGINIA - 4.90%
   Virginia Housing Development Authority
     Commonwealth Mortgage, 6.02% due 1/1/2028          125,000         123,407
                                                                   ------------

TOTAL MUNICIPAL BONDS (COST $1,376,023)                               1,376,563

                       See Notes to Financial Statements

CUMBERLAND TAXABLE INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

PREFERRED STOCK - 23.43%                               SHARES      MARKET VALUE
                                                     ----------    ------------
GOVERNMENT PREFERRED - 4.80%
   Tennessee Valley Authority, 6.15%
     due 5/1/2029                                         4,600    $    120,750
                                                                   ------------

MUNICIPAL PREFERRED - 18.63%
   County of San Diego, 5.81% due 8/15/2032              10,000         267,500
   Philadelphia Authority For Industrial
     Development, 6.49% due 10/15/2028                    8,000         201,600
                                                                   ------------
                                                                        469,100
                                                                   ------------

TOTAL PREFERRED STOCK (COST $550,120)                                   589,850
                                                                   ------------

SHORT-TERM INVESTMENTS - 26.11%
   Money Market Fund - 26.11%
   Millenium Bank Money Market                          657,551    $    657,551
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $657,551)                            657,551
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $2,583,694) - 104.21%                2,623,964


LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.21)%                   (105,967)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $  2,517,997
                                                                   ============

                       See Notes to Financial Statements

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
COMMON STOCK - 83.93%
AEROSPACE & DEFENSE - 2.42%
   Boeing Co.                                               500    $     19,245
                                                                   ------------

AGRICULTURE - 3.52%
   Altria Group, Inc.                                       600          27,900
                                                                   ------------

AUTOMOBILE MANUFACTURERS - 2.69%
   General Motors Corp.                                     500          21,335
                                                                   ------------

BANKS - 6.49%
   AmSouth Bancorp                                          400           9,448
   Bank of America Corp.                                    200          15,146
   Bank of New York Co., Inc.                               500          15,595
   Keycorp                                                  400          11,300
                                                                   ------------
                                                                         51,489
                                                                   ------------

BUILDING MATERIALS - 0.69%
   Masco Corp.                                              200           5,500
                                                                   ------------

CHEMICALS - 3.56%
   EI Du Pont de Nemours & Co.                              700          28,280
                                                                   ------------

COMPUTERS - 1.12%
   Hewlett-Packard Co.                                      400           8,924
                                                                   ------------

COSMETICS & TOILETRIES - 1.24%
   Procter & Gamble Co.                                     100           9,829
                                                                   ------------

ELECTRONICS & ELECTRICAL COMPONENTS - 2.15%
   Emerson Electric Co.                                     300          17,025
                                                                   ------------

FINANCIAL SERVICES - 8.33%
   American Express Co.                                     200           9,386
   Fannie Mae                                               200          14,338
   Freddie Mac                                              500          28,065
   JP Morgan Chase & Co.                                    400          14,360
                                                                   ------------
                                                                         66,149
                                                                   ------------

FOOD & BEVERAGES - 8.24%
   Anheuser-Busch Cos., Inc.                                300          14,778
   Coca-Cola Co.                                            200           9,280
   ConAgra Foods, Inc.                                      500          11,920
   HJ Heinz Co.                                             500          17,665
   Kraft Foods, Inc.                                        200           5,820
   Sara Lee Corp.                                           300           5,979
                                                                   ------------
                                                                         65,442
                                                                   ------------

                       See Notes to Financial Statements

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
HEALTHCARE-PRODUCTS - 2.54%
   Johnson & Johnson                                        400    $     20,132
                                                                   ------------

INSURANCE - 2.24%
   Berkshire Hathaway, Inc.*                                  5          13,001
   Jefferson-Pilot Corp.                                    100           4,774
                                                                   ------------
                                                                         17,775
                                                                   ------------

MANUFACTURING - 6.86%
   3M Co.                                                   200          15,763
   General Electric Co.                                     700          20,307
   Honeywell International, Inc.                            600          18,366
                                                                   ------------
                                                                         54,436
                                                                   ------------

MEDIA - 1.71%
   Walt Disney Co.                                          600          13,584
                                                                   ------------

OIL & GAS - 2.72%
   Exxon Mobil Corp.                                        300          10,974
   Occidental Petroleum Corp.                               300          10,578
                                                                   ------------
                                                                         21,552
                                                                   ------------

PHARMACEUTICALS - 11.56%
   Abbott Laboratories                                      300          12,786
   Bristol-Myers Squibb Co.                                 200           5,074
   Eli Lilly & Co.                                          300          19,986
   Medco Health Solutions, Inc.*                             24             797
   Merck & Co, Inc.                                         500          22,125
   Pfizer, Inc.                                             400          12,640
   Schering-Plough Corp.                                  1,200          18,324
                                                                   ------------
                                                                         91,732
                                                                   ------------

RETAIL - 4.45%
   Home Depot, Inc.                                         500          18,535
   McDonald's Corp.                                         200           5,002
   Wal-Mart Stores, Inc.                                    200          11,790
                                                                   ------------
                                                                         35,327
                                                                   ------------

SAVINGS & LOANS - 3.31%
   Washington Mutual, Inc.                                  600          26,250
                                                                   ------------

TELECOMMUNICATIONS - 6.51%
   AT&T Corp.                                             1,000          18,590
   SBC Communications, Inc.                               1,100          26,378
   Verizon Communications, Inc.                             200           6,720
                                                                   ------------
                                                                         51,688
                                                                   ------------

                       See Notes to Financial Statements

BERKSHIRE SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       SHARES      MARKET VALUE
                                                     ----------    ------------
TRANSPORTATION - 1.58%
   Union Pacific Corp.                                      200    $     12,520
                                                                   ------------

TOTAL COMMON STOCKS (COST $639,360)                                     666,114
                                                                   ------------


EQUITY FUNDS - 4.94%
   DIAMONDS Trust Series I                                  400          39,224
                                                                   ------------

TOTAL EQUITY FUNDS (COST $35,789)                                        39,224
                                                                   ------------

SHORT-TERM INVESTMENTS - 10.91%
MONEY MARKET FUND - 10.91%
   Millenium Bank Money Market                           86,567          86,567
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $86,567)                              86,567
                                                                   ------------

TOTAL VALUE OF INVESTMENTS (COST $761,716) - 99.78%                     791,905
                                                                   ------------

OTHER ASSETS LESS LIABILITIES, NET - 0.22%                                1,737


TOTAL NET ASSETS - 100%                                            $    793,642
                                                                   ============

* Non-income producing security

                       See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                                                                               BERKSHIRE
                                            MCGLINN         PSA SECTOR     BALDWIN LARGE-     CUMBERLAND       ADVISORS
                                            BALANCED        ROTATIONAL       CAP GROWTH     TAXABLE INCOME   SELECT EQUITY
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                          ------------     ------------     ------------     ------------     ------------
ASSETS
   Investments in securities, at value    $  1,105,933     $  4,399,443     $  1,852,998     $  2,623,964     $    791,905
   Receivables:
      Interest and Dividends                     5,831            3,012              891           11,547            1,572
      Investments sold                          34,840          101,495               --               --               --
      Prepaid Expenses                           1,193            3,472            2,740            3,452              940
      Due from Advisor                              --               --               --               --              754
                                          ------------     ------------     ------------     ------------     ------------
    Total Assets                             1,147,797        4,507,422        1,856,629        2,638,963          795,171
                                          ------------     ------------     ------------     ------------     ------------

LIABILITIES
   Payable for Securities Purchased             10,237           49,340               --               --               --
   Payable for Capital Shares Redeemed              --               --               --          110,144               --
   Accrued Advisor and Service Fees                945            1,032              111            1,526               --
   Accrued Expenses                              3,667           11,178            4,632            9,296            1,529
                                          ------------     ------------     ------------     ------------     ------------

   Total Liabilities                            14,849           61,550            4,743          120,966            1,529
                                          ------------     ------------     ------------     ------------     ------------

NET ASSETS                                $  1,132,948     $  4,445,872     $  1,851,886     $  2,517,997     $    793,642
                                          ============     ============     ============     ============     ============

Shares outstanding                              87,238          339,110          200,500          192,719           75,402

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE              $      12.99     $      13.11     $       9.24     $      13.07     $      10.53
                                          ============     ============     ============     ============     ============

  Investments, at Cost                    $  1,088,779     $  3,587,792     $  1,689,183     $  2,583,694     $    761,716

Net assets consist of:
Paid-in capital                           $  1,911,710     $  3,998,004     $  1,983,606     $  2,487,896     $    758,905
Undistributed net investment income              1,001               --               --               --               --
Accumulated net realized gain/
  (loss) on investments                       (796,918)        (363,784)        (295,534)         (10,168)           4,548
Unrealized appreciation of investments          17,155          811,652          163,814           40,269           30,189
                                          ------------     ------------     ------------     ------------     ------------

                                          $  1,132,948     $  4,445,872     $  1,851,886     $  2,517,997     $    793,642
                                          ============     ============     ============     ============     ============

                       See Notes to Financial Statements

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003                   THE PENN STREET FUND, INC.
================================================================================

                                                                                                                    BERKSHIRE
                                                 MCGLINN         PSA SECTOR     BALDWIN LARGE-     CUMBERLAND       ADVISORS
                                                 BALANCED        ROTATIONAL       CAP GROWTH     TAXABLE INCOME   SELECT EQUITY
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO*
                                               ------------     ------------     ------------     ------------     ------------
Investment Income
    Interest                                   $     15,958     $      1,049     $        497     $     53,260     $      1,084
    Dividends                                        13,583           27,711           13,110           31,798            6,265
                                               ------------     ------------     ------------     ------------     ------------
      Total Income                                   29,541           28,760           13,607           85,058            7,349
                                               ------------     ------------     ------------     ------------     ------------

Expenses
    Advisory Fees                                    11,225           33,512           13,744           30,128            3,938
    Shareholder Servicing Fees                        2,806            8,378            3,436            7,538              984
    Accounting and Transfer Agent Service Fees        4,490           13,406            5,499           12,060            1,556
    Legal and Audit Fees                              2,545            7,921            3,284            6,822              988
    Custody Fees                                      4,164            5,019            3,304            3,918            1,536
    Trustee Fees                                        283            1,327              285              696              265
    Other Operating Expenses                          3,927           10,757            5,661            9,531            1,440
                                               ------------     ------------     ------------     ------------     ------------

      Total expenses before reimbursements           29,440           80,320           35,213           70,693           10,707
      Less: Waivers                                  (9,797)         (21,673)         (11,162)         (17,985)          (2,831)
                                               ------------     ------------     ------------     ------------     ------------
      Total expenses after reimbursements            19,643           58,647           24,051           52,708            7,876

Net Investment Income/(Loss)                          9,898          (29,887)         (10,444)          32,350             (527)
                                               ------------     ------------     ------------     ------------     ------------

Net realized gain/(loss) from:
    Investment securities                            21,232           16,543          (87,788)         (10,167)           5,075


Net change in unrealized appreciation from:
    Investment securities                           121,643          848,319          320,281            3,052           30,189
                                               ------------     ------------     ------------     ------------     ------------

Net Realized and Unrealized Gain (Loss)
    From Investments                                142,875          864,862          232,493           (7,115)          35,264
                                               ------------     ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                  $    152,773     $    834,975     $    222,049     $     25,235     $     34,737
                                               ============     ============     ============     ============     ============

*    Commenced operations on April 2, 2003.

                       See Notes to Financial Statements

THE PENN STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                                       MCGLINN BALANCED PORTFOLIO   PSA SECTOR ROTATIONAL PORTFOLIO
                                                                      ----------------------------    ----------------------------
                                                                        For the         For the         For the         For the
                                                                       Year Ended      Year Ended      Year Ended      Year Ended
                                                                       10/31/2003      10/31/2002      10/31/2003      10/31/2002
                                                                      ------------    ------------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income/(loss)                                      $      9,898    $     21,231    $    (29,887)   $    (25,882)
    Net realized gain/(loss) on investments
       and foreign currency transactions                                    21,232         (50,683)         16,543        (207,414)
    Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments                                       121,643         (50,168)        848,319         128,892
                                                                      ------------    ------------    ------------    ------------
    Net increase/(decrease) in net assets resulting
       from operations                                                     152,773         (79,620)        834,975        (104,404)

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                   (8,897)        (23,017)             --              --
    Realized gains                                                              --              --              --              --

Increase/(decrease) in net assets derived from
    capital share transactions                                            (258,346)        155,441         484,205         450,352
                                                                      ------------    ------------    ------------    ------------

    Total increase/(decrease) in net assets                               (114,470)         52,804       1,319,180         345,948

NET ASSETS:
    Beginning of period                                                  1,247,418       1,194,614       3,126,692       2,780,744
                                                                      ------------    ------------    ------------    ------------

    End of period                                                     $  1,132,948    $  1,247,418    $  4,445,872    $  3,126,692
                                                                      ============    ============    ============    ============

                                                                         Shares          Shares          Shares          Shares
                                                                      ------------    ------------    ------------    ------------
         Shares sold                                                         2,715          73,066         107,925          87,737
         Shares reinvested                                                     517           1,261              --              --
         Shares redeemed                                                   (25,007)        (61,268)        (69,726)        (47,494)
                                                                      ------------    ------------    ------------    ------------

         Increase/(decrease)                                               (21,775)         13,059          38,199          40,243
                                                                      ============    ============    ============    ============

                                                                         Value           Value           Value           Value
                                                                      ------------    ------------    ------------    ------------
         Dollars sold                                                 $     32,881    $    857,704    $  1,243,951    $    979,191
         Dollars reinvested                                                  6,122          15,069              --              --
         Dollars redeemed                                                 (297,349)       (717,332)       (759,746)       (528,839)
                                                                      ------------    ------------    ------------    ------------

         Increase/(decrease)                                          $   (258,346)   $    155,441    $    484,205    $    450,352
                                                                      ============    ============    ============    ============

                       See Notes to Financial Statements

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                                           BALDWIN LARGE-CAP               CUMBERLAND TAXABLE
                                                                            GROWTH PORTFOLIO                INCOME PORTFOLIO
                                                                      ----------------------------    ----------------------------
                                                                        For the         For the         For the         For the
                                                                       Year Ended      Year Ended      Year Ended      Year Ended
                                                                       10/31/2003      10/31/2002      10/31/2003      10/31/2002
                                                                      ------------    ------------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income/(loss)                                      $    (10,444)   $     (7,794)   $     32,350    $    102,730
    Net realized gain/(loss) on invesrments
       and foreign currency transactions                                   (87,788)       (181,686)        (10,167)        246,512
    Net increase/(decrease) in unrealized appreciation/
       (depreciation) on investments                                       320,281         (65,800)          3,052         (52,523)
                                                                      ------------    ------------    ------------    ------------
    Net increase/(decrease) in net assets resulting
          from operations                                                  222,049        (255,280)         25,235         296,719

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                       --          (2,140)        (49,957)       (156,558)
    Realized gains                                                              --              --        (246,513)        (11,880)

Increase/(decrease) in net assets derived from
      capital share transactions                                           363,647         735,664        (981,005)      1,660,870
                                                                      ------------    ------------    ------------    ------------

       Total increase/(decrease) in net assets                             585,696         478,244      (1,252,240)      1,789,151

NET ASSETS:
      Beginning of period                                                1,266,190         787,946       3,770,237       1,981,086
                                                                      ------------    ------------    ------------    ------------

      End of period                                                   $  1,851,886    $  1,266,190    $  2,517,997    $  3,770,237
                                                                      ============    ============    ============    ============

                                                                         Shares          Shares          Shares          Shares
                                                                      ------------    ------------    ------------    ------------
         Shares sold                                                        53,400          90,583          16,458         131,149
         Shares reinvested                                                      --             204          19,507          11,565
         Shares redeemed                                                   (11,994)        (12,248)       (109,754)        (20,082)
                                                                      ------------    ------------    ------------    ------------

         Increase/(decrease)                                                41,406          78,539         (73,789)        122,632
                                                                      ============    ============    ============    ============

                                                                         Value           Value           Value           Value
                                                                      ------------    ------------    ------------    ------------
         Dollars sold                                                 $    460,971    $    831,289    $    217,391    $  1,778,116
         Dollars reinvested                                                     --           2,140         256,407         154,581
         Dollars redeemed                                                  (97,324)        (97,765)     (1,454,803)       (271,827)
                                                                      ------------    ------------    ------------    ------------

         Increase/(decrease)                                          $    363,647    $    735,664    $   (981,005)   $  1,660,870
                                                                      ============    ============    ============    ============

                       See Notes to Financial Statements

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                                       BERKSHIRE ADVISORS SELECT
                                                            EQUITY PORTFOLIO
                                                                  For the
                                                               Period Ended
                                                             October 31, 2003*

INCREASE IN NET ASSETS
    FROM OPERATIONS
    Net investment income/(loss)                               $       (527)
    Net realized gain/(loss) on investments
       and foreign currency transactions                              5,075
    Net increase in unrealized appreciation
        on investments                                               30,189
                                                               ------------
    Net increase in net assets resulting
          from operations                                            34,737

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income (Note 6)                                       --
    Realized gains (Note 6)                                              --

Increase in net assets derived from
      capital share transactions                                    758,905
                                                               ------------

       Total increase in net assets                                 793,642

NET ASSETS:
      Beginning of period                                                --
                                                               ------------

      End of period                                            $    793,642
                                                               ============

                                                                  Shares
                                                               ------------
         Shares sold                                                 75,402
         Shares reinvested                                               --
         Shares redeemed                                                 --
                                                               ------------

         Increase/(decrease)                                         75,402
                                                               ============

                                                                  Value
                                                               ------------
         Dollars sold                                          $    758,905
         Dollars reinvested                                              --
         Dollars redeemed                                                --
                                                               ------------

         Increase/(decrease)                                   $    758,905
                                                               ============

* Commencement of operations on April 2, 2003.

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
================================================================================

                                                                     MCGLINN BALANCED PORTFOLIO
                                                 ------------------------------------------------------------------
                                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999(3)
                                                 ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period             $    11.44    $    12.45    $    13.25    $    12.82    $    10.89
                                                 ----------    ----------    ----------    ----------    ----------

Income from Investment Operations
    Net investment income                              0.11          0.23          0.20          0.23          0.12

    Net realized and unrealized gain/(loss)
      on investments                                   1.54         (0.99)        (0.82)         0.49          2.00
                                                 ----------    ----------    ----------    ----------    ----------

       Total from Investment Operations                1.65         (0.76)        (0.62)         0.72          2.12
                                                 ----------    ----------    ----------    ----------    ----------
Less Distributions
   Distributions from net investment income           (0.10)        (0.25)        (0.18)        (0.29)        (0.15)
   Distributions from realized gains                     --            --            --            --         (0.04)
                                                 ----------    ----------    ----------    ----------    ----------
   Total distributions                                (0.10)        (0.25)        (0.18)        (0.29)        (0.19)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                   $    12.99    $    11.44    $    12.45    $    13.25    $    12.82
                                                 ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                         14.50%        (6.19%)       (4.72%)        5.66%        19.45%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    1,133    $    1,247    $    1,195    $    1,454    $    2,770(1)
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.62%         2.54%         2.77%         2.31%         1.90%(1)
      after reimbursement of expenses
      by advisor                                      1.75%         1.59%         1.75%         2.25%         1.90%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          0.01%         0.99%         1.49%         1.66%         1.02%(1)
      after reimbursement of expenses
      by advisor                                      0.88%         1.95%         2.51%         1.72%         1.02%(1)

Portfolio Turnover Rate                                116%          109%           62%          140%          194%(1)

(1)  Annualized
(2)  Not Annualized
(3) On April 5, 1999 the Fund's investment objectives were changed from "high total return, with emphasis on capital appreciation" to "Long-term growth with moderate income" and McGlinn Capital Management, Inc. was retained as the Fund's new investment advisor.

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                              PSA SECTOR ROTATIONAL PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $    10.39      $    10.67      $    12.25      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment loss                               (0.10)          (0.09)          (0.04)          (0.01)

    Net realized and unrealized gain/(loss)
      on investments                                   2.82           (0.19)          (1.54)           0.26
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                2.72           (0.28)          (1.58)           0.25
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income              --              --              --              --
   Distributions from realized gains                     --              --              --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                   --              --              --              --
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $    13.11      $    10.39      $    10.67      $    12.25
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                         26.18%          (2.62%)        (12.90%)          2.08%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    4,446      $    3,127      $    2,781      $    1,695
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.40%           2.23%           2.34%           3.59%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.75%           1.75%           1.65%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (1.54%)         (1.25%)         (0.38%)         (2.30%)(1)
      after reimbursement of expenses
      by advisor                                     (0.89%)         (0.77%)          0.21%          (0.36%)(1)

Portfolio Turnover Rate                                100%            137%            252%             41%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                             BALDWIN LARGE-CAP GROWTH PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $     7.96      $     9.78      $    12.03      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment loss                               (0.06)          (0.07)           0.14            0.08

    Net realized and unrealized gain/(loss)
      on investments                                   1.34           (1.72)          (2.29)           0.00
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                1.28           (1.79)          (2.15)           0.08
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income              --           (0.03)          (0.10)          (0.05)
   Distributions from realized gains                     --              --              --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                   --           (0.03)          (0.10)          (0.05)
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $     9.24      $     7.96      $     9.78      $    12.03
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                         16.08%         (18.40%)        (18.05%)          0.68%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    1,852      $    1,266      $      788      $      461
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.56%           2.38%           4.20%           9.48%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.60%           1.75%           1.63%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                         (1.57%)         (1.51%)          1.23%          (4.13%)(1)
      after reimbursement of expenses
      by advisor                                     (0.76%)         (0.73%)          3.68%           3.72%(1)

Portfolio Turnover Rate                                 38%             32%             20%              0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                            CUMBERLAND TAXABLE INCOME PORTFOLIO
                                                 ----------------------------------------------------------
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                                 10/31/2003      10/31/2002      10/31/2001      10/31/2000*
                                                 ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period             $    14.15      $    13.77      $    12.10      $    12.00
                                                 ----------      ----------      ----------      ----------

Income from Investment Operations
    Net investment income                              0.16            0.26            0.66            0.09

    Net realized and unrealized gain/(loss)
      on investments                                  (0.03)           0.85            1.09            0.08
                                                 ----------      ----------      ----------      ----------

       Total from Investment Operations                0.13            1.11            1.75            0.17
                                                 ----------      ----------      ----------      ----------
Less Distributions
   Distributions from net investment income           (0.22)          (0.67)          (0.08)          (0.07)
   Distributions from realized gains                  (0.99)          (0.06)             --              --
                                                 ----------      ----------      ----------      ----------
   Total distributions                                (1.21)          (0.73)          (0.08)          (0.07)
                                                 ----------      ----------      ----------      ----------

Net asset value, end of period                   $    13.07      $    14.15      $    13.77      $    12.10
                                                 ==========      ==========      ==========      ==========

TOTAL RETURN                                          0.96%           8.45%          14.54%           1.42%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)      $    2,518      $    3,770      $    1,981      $      569
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                      2.35%           2.01%           2.36%           5.21%(1)
      after reimbursement of expenses
      by advisor                                      1.75%           1.66%           1.75%           1.64%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                          0.47%           2.84%           5.00%           0.11%(1)
      after reimbursement of expenses
      by advisor                                      1.07%           3.19%           5.61%           3.68%(1)

Portfolio Turnover Rate                                187%            162%             29%              0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        THE PENN STREET FUND, INC.
(CONTINUED)
================================================================================

                                                          BERKSHIRE ADVISORS
                                                            SELECT EQUITY
                                                              PORTFOLIO
                                                           ----------------

                                                             Period Ended
                                                           October 31, 2003*
                                                           ----------------


Net Asset Value, Beginning of Period                          $    10.00
                                                              ----------

Income from Investment Operations
    Net investment income                                          (0.01)

    Net realized and unrealized gain/(loss) on investments          0.54
                                                              ----------

       Total from Investment Operations                             0.53
                                                              ----------
Less Distributions
   Distributions from net investment income                         0.00
   Distributions from realized gains                                0.00
                                                              ----------
   Total distributions                                              0.00
                                                              ----------

Net asset value, end of period                                $    10.53
                                                              ==========

TOTAL RETURN                                                       5.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)                   $      794
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                                   2.72%(1)
      after reimbursement of expenses
      by advisor                                                   2.00%(1)
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                                      (0.85%)(1)
      after reimbursement of expenses
      by advisor                                                  (0.13%)(1)

Portfolio Turnover Rate                                              25%

*    Commenced operations on April 02, 2003
(1)  Annualized
(2)  Not Annualized

                       See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

NOTE (1) ORGANIZATION

The Penn Street Fund Inc. (the "FUND") was organized as a Maryland corporation on July 6, 1995, and between that date and November 8, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue an indefinite number of series and share classes. The Fund currently offers shares in five series, The McGlinn Balanced Portfolio, The Penn Street Advisors Sector Rotational Portfolio ("PSA Sector Portfolio"), The Baldwin Large-Cap Growth Portfolio, The Cumberland Taxable Income Portfolio and The Berkshire Advisors Select Equity Portfolio (collectively the "Portfolios"). The investment objectives of each Portfolio are set forth below.

The McGlinn Balanced Portfolio commenced investment operations under its current investment objective on April 5, 1999. The Portfolio's current investment objective is to provide long-term growth with moderate income using a flexible asset allocation approach that emphasizes the selection of securities (typically 60% domestic equity securities and 40% in domestic fixed income securities) that provide sufficient current income to reduce downside risk. From November 10, 1995 to April 4, 1999, the Portfolio operated under a different investment objective.

The PSA Sector Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is providing long-term capital appreciation by investing in a combination of equity securities, cash and money markets or cash equivalent products.

The Baldwin Large-Cap Growth Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is to provide long-term capital appreciation by investing in the stocks of large capitalization U.S. and foreign companies that the Portfolio's sub-advisor believes are undervalued and offer above average potential for capital appreciation.

The Cumberland Taxable Income Portfolio commenced investment operations on August 30, 2000. The Portfolio's current investment objective is to maximize return by using a top-down investment style employing general economic overviews supplemented by input from traditional Wall Street and governmental sources.

The Berkshire Advisors Select Equity Portfolio commenced investment operations on April 2, 2003. The Portfolio's investment objective is to maximize total investment return by investing in a focused portfolio of predominately large capitalization stocks (greater than $6 billion) that the Portfolio's sub-advisor believes exhibit the potential for significant increases in total return.

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

NOTE (2) SIGNIFICANTACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Each Portfolio's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time (3:00 p.m. for securities of Fixed Income Portfolios), on the day of valuation. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued in accordance with procedures approved by the Fund's Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Portfolios may value their held securities by using an independent pricing service.

B. FEDERAL INCOME TAXES. The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized/accreted to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. DISTRIBUTIONS TO SHAREHOLDERS. Except for the McGlinn Balanced Portfolio and the Cumberland Taxable Income Portfolio, which currently declare dividends quarterly, each Portfolio generally declares dividends annually, payable in December, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending October 31.

E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE (3) INVESTMENTS

For the Fund's fiscal Year ended October 31, 2003 the cost of securities purchased and the proceeds from securities sold, excluding short-term notes, was $1,120,818 and $1,258,119, respectively, for the McGlinn Balanced Portfolio, $3,803,499 and $3,282,692, respectively, for the PSA Sector Portfolio, $934,882 and $489,921, respectively for the Baldwin Large-Cap Growth Portfolio, $5,137,477 and $6,662,024,

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

respectively, for the Cumberland Taxable Income Portfolio, and $778,137 and $108,063, respectively, for the Berkshire Advisors Select Equity Portfolio.

NOTE (4) INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

A. INVESTMENT ADVISORY AGREEMENT. On May 23, 2002, the shareholders of each Portfolio approved an investment advisory agreement (the "Advisory Agreement") between the Fund and Citco-Quaker Fund Advisors, Inc. ("CQFA"), a Delaware corporation and a wholly owned subsidiary of Citco-Quaker Fund Services, Inc., the Fund's Administrator. The Advisory Agreement was amended to included services to the Berkshire Advisors Select Equity Portfolio on or about November 5, 2002 and was approved by the Portfolio's shareholders immediately prior to the commencement of operations. Under the Advisory Agreement, each Portfolio pays CQFA a monthly fee equal to an annual rate of 1.00%, 0.25%, 1.00%, 1.00% and 1.00% for the McGlinn Balanced Portfolio, the PSA Sector Rotational Portfolio, the Baldwin Large-Cap Growth Portfolio, the Cumberland Taxable Income Portfolio and the Berkshire Advisors Select Equity Portfolio, respectively. CQFA provides each Portfolio with a continuous investment program and the selects brokers and dealers to effect securities transactions for the Portfolios. CQFA, with the approval of the Board of Directors and the shareholders of the applicable Portfolio(s), may select sub-investment advisers to provide day-to-day investment management services to one or more of the Portfolios.

B. SUB-ADVISORY AGREEMENTS. On May 23, 2002, the McGlinn Balanced Portfolio's shareholders approved a Sub-Investment Advisory Agreement between McGlinn Capital Management, Inc. ("McGlinn"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays McGlinn a monthly fee, taken out of the fee paid to CQF under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. From April 5, 1999 to May 22, 2002 McGlinn was retained to provide investment management services to the McGlinn Balanced Portfolio under an Investment Advisory Agreement between McGlinn and the Fund. For periods prior to April 5, 1999 Millennium Capital Advisors of PA (formerly Penn Street Advisors, Inc.), provided investment management services to the McGlinn Balanced Portfolio between Millennium and the Fund.

On July 8, 2003, the PSA Sector Rotational Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Valley Forge Capital Advisors, Inc. ("Valley Forge Capital"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, the Fund pays Valley Forge Capital a monthly fee equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

On May 23, 2002, the Baldwin Large-Cap Growth Portfolio's shareholders approved a Sub-Investment

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

Advisory Agreement between Baldwin Investment Management, LLC ("Baldwin"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Baldwin a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.60% of the Portfolio's average daily net assets. For periods prior to May 23, 2002, Baldwin provided investment management services to the Portfolio under an investment advisory agreement between Baldwin and the Fund.

On May 23, 2002, the Cumberland Taxable Income Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Cumberland Advisors, Inc. ("Cumberland"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Cumberland a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.38% of the Portfolio's average daily net assets. For periods prior to May 23, 2002, Cumberland provided investment management services to the Portfolio under an investment advisory agreement between Cumberland and the Fund.

On February 15, 2003, the Berkshire Advisors Select Equity Portfolio's shareholders approved a Sub-Investment Advisory Agreement between Berkshire Advisors, Inc. ("Berkshire"), CQFA and the Fund to provide the Portfolio with day-to-day investment management services, including providing a continuous investment program, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, CQFA pays Berkshire a monthly fee, taken out of the fee paid to CQFA under the Advisory Agreement, equal to the annual rate of 0.75% of the Portfolio's average daily net assets.

C. EXPENSE CONTROLAGREEMENTS. CQFA, each sub-advisor and other service providers to the Portfolios have voluntarily agreed to waive fees and/ or reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) in order to attempt to maintain a net total annual operating expense ratio of 1.75% for the McGlinn Balanced Portfolio, PSA Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio and Cumberland Taxable Income Portfolio, and 2.00% for the Berkshire Advisors Select Equity Portfolio. Accordingly, for the fiscal year ended October 31, 2003, CQFA waived fees and/or reimbursed expenses of $9,797, $21,673, $11,162, $17,985 and $2,831 for the McGlinn Balanced Portfolio,
Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively. These voluntary expense waivers and/or reimbursements may be terminated at any time without notice.

D. ADMINISTRATION AGREEMENT. On September 1, 2001, the Fund's Board of Directors engaged Citco-Quaker Fund Services, Inc. ("CQFS") as transfer and dividend disbursing agent, fund accounting agent and administrator to the Fund under a written agreement with the Fund of same date. The services include the administration of the Fund's business affairs, dividend

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

disbursing agent, preparation of certain Fund records and documents, record keeping and accounting services. For its services to the Fund, CQFS is paid a fee based on the aggregate assets of all the Portfolios, on a declining scale as follows: 0.40% annually of average daily net assets on the first $100 million in Fund assets, 0.30% annually of average daily net assets above $100 million and up to $200 million in Fund assets, 0.25% annually of average daily net assets above $200 million and up to $300 million in Fund assets, 0.20% annually of average daily net assets above $300 million and up to $500 million in Fund assets, and 0.15% annually of average daily net assets above $500 million in Fund assets.

NOTE (5) DISTRIBUTION PLANS

The Portfolios have adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby each Portfolio may make monthly payments at a maximum annual rate of 0.25% of each Portfolio's average net assets to
Citco-Quaker Fund Distributors, Inc. ("CQFD"), for providing certain distribution and/or shareholder services. These services can include but are not limited to: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to investors, payments to entities that provide personal service and accountant maintenance to accounts that hold shares of the respective Portfolios and to defray overhead expenses of CQFD incurred in connection with the promotion and sale of Fund shares. CQFD is a SEC registered broker/ dealer and is a member in good standing of the National Association of Securities Dealers ("NASD"). CQFD is a wholly owned subsidiary of CQFS and serves as distributor of Portfolio shares under a written agreement for such services between itself and the Fund.

During the fiscal year ended October 31, 2003, CQFD received 12b-1 Plan payments of $2,806, $8,378, $3,436, $7,538, and $984 in connection with the purchase of investment company shares by McGlinn Balanced Portfolio, Penn Street Advisors Sector Rotational Portfolio, Baldwin Large-Cap Growth Portfolio, Cumberland Taxable Income Portfolio, and the Berkshire Advisors Select Equity Portfolio, respectively.

NOTE (6) TAX MATTERS

Net Investment income (loss) and net realized gains (losses) may differ for financial statement and federal income tax purposes primarily due to investments, which have a different basis for financial statement and federal income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Portfolio.

The tax character of distributions paid for the fiscal years ended October 31, 2003 and October 31,2002

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

were as follows:

                                                  ORDINARY      LONG-TERM        TOTAL
                                                  INCOME        CAPITAL GAINS    DISTRIBUTIONS

McGlinn Balanced Portfolio            10/31/03    $  8,897      $      0         $  8,897
                                      10/31/02    $ 23,017      $      0         $ 23,017

Baldwin Large Cap Growth Portfolio    10/31/03    $      0      $      0         $      0
                                      10/31/02    $  2,140      $      0         $  2,140

Cumberland Taxable Income Portfolio   10/31/03    $215,210      $ 81,259         $296,469
                                      10/31/02    $156,558      $ 11,880         $168,438

The tax character of distributable earnings at October 31, 2003 was as follows:

                                              UNDISTRIBUTED    UNREALIZED        (CAPITAL LOSS       TOTAL
                                              ORDINARY         APPRECIATION/     CARRY FORWARDS)/    DISTRIBUTABLE
                                              INCOME           (DEPRECIATION)    UNDISTRIBUTED       GAINS
Earnings
McGlinn Balanced Portfolio                    $   1,001        $  17,155        ($796,918)          ($ 778,762)
PSA Sector Rotational Portfolio               $       0        $ 811,652        ($363,784)           $ 447,868
Baldwin Large-Cap Growth Portfolio            $       0        $ 161,721        ($293,441)          ($ 131,720)
Cumberland Taxable Income Portfolio           $       0        $  40,269        ($ 10,167)           $  30,102
Berkshire Advisors Select Equity Portfolio    $       0        $  30,098         $  4,639            $  34,737

The following information is based upon the federal income tax cost of investment securities as of October 31,

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

2003:

                                 MCGLINN           PENN STREET          BALDWIN          CUMBERLAND        BERKSHIRE
                                 BALANCED        ADVISORS SECTOR    LARGE-CAP GROWTH   TAXABLE INCOME   ADVISORS SELECT
                                 PORTFOLIO    ROTATIONAL PORTFOLIO     PORTFOLIO          PORTFOLIO     EQUITY PORTFOLIO
Gross Unrealized Appreciation    $    81,509       $   844,586        $   228,627        $    41,876      $    41,856
Gross Unrealized Depreciation    ($   64,354)      ($   32,934)       ($   66,906)       ($    1,607)     ($   11,758)
Net Unrealized Appreciation      $    17,155       $   811,652        $   161,721        $    40,269      $    30,098
Federal Income Tax Cost          $ 1,088,778       $ 3,587,791        $ 1,691,277        $ 2,583,695      $   761,807

The difference between the federal income tax cost of portfolio investments and the financial cost for Baldwin Large-Cap Growth Portfolio and Berkshire Advisors Select Equity Portfolio is due to certain timing differences in recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of October 31, 2003, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                        MCGLINN          PENN STREET          BALDWIN          CUMBERLAND
                        BALANCED       ADVISORS SECTOR    LARGE-CAP GROWTH   TAXABLE INCOME
                       PORTFOLIO    ROTATIONAL PORTFOLIO     PORTFOLIO          PORTFOLIO
EXPIRES OCTOBER 31,
            2006        $631,076                --                  --                --
            2007        $ 31,488                --                  --                --
            2008        $ 83,920                --                  --                --
            2009              --          $156,370            $ 26,060                --
            2010        $ 50,434          $207,414            $177,895                --
            2011              --                --            $ 89,486          $ 10,167
                        --------          --------            --------          --------
                        $796,918          $363,784            $293,441          $ 10,167
                        ========          ========            ========          ========

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

For the year ended October 31, 2003, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements.

                               INCREASE IN
                             ACCUMULATED NET     DECREASE ACCUMULATED
                                INVESTMENT         NET REALIZED GAINS      DECREASE IN PAID
                              INCOME (LOSS)     (LOSSES) ON INVESTMENTS       IN CAPITAL
Penn Street Advisors
Sector Rotational Portfolio      $ 29,887                    --                ($29,887)

Baldwin Large-Cap Growth
Portfolio                        $ 10,444                    --                ($10,444)

Cumberland Taxable Income
Portfolio                        $  3,389                    --                ($ 3,389)

Berkshire Advisors Select
Equity Portfolio                 $    527              ($   527)                     --

NOTE (7) OTHER TRANSACTIONS WITHAFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Citco-Quaker Fund Services, Inc., the Fund's administrator, Citco-Quaker Fund Advisors, Inc., the Fund's Investment Advisor, Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter, and Millennium Bank, the Fund's Custodian.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
THE PENN STREET FUND, INC.
VALLEY FORGE, PENNSYLVANIA

We have audited the statements of assets and liabilities of The Penn Street Fund, Inc. (comprising, respectively, the McGlinn Balanced Portfolio, the PSA Sector Rotational Portfolio, the Baldwin Large-Cap Growth Portfolio, the Cumberland Taxable Income Portfolio and the Berkshire Advisors Select Equity Portfolio), including the schedules of investments, as of October 31, 2003, and the related statements of operations for each of the fiscal periods indicated therein, the statements of changes in net assets for each of the fiscal periods indicated therein, and the financial highlights for each of the years, or periods from commencement of operations, ended October 31, 2003, 2002, 2000 and 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001 were audited by other auditors whose report dated November 30, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting The Penn Street Fund, Inc. as of October 31, 2003, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods set forth in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 14, 2003

FUNDS DIRECTORS AND OFFICERS (UNAUDITED)
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                             TERM OF OFFICE      PRINCIPAL                     NUMBER OF      OTHER
NAME, ADDRESS &          POSITION(S) HELD    & LENGTH OF         OCCUPATION(S) DURING          PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH            WITH THE FUND       TIME SERVED         PAST 5 YEARS HELD             OVERSEEN       HELD
------------------------------------------------------------------------------------------------------------------------------
Mr. John A. Lukan        Interested          Each Director       President & CEO of            Five           Director of
1288 Valley Forge        Director,           serves for an       Citco-Quaker Fund                            Citco-Quaker
Road, Suite 75           Chairman            indefinite period   Services, Inc., Citco-                       Fund Services,
Valley Forge, PA                             of time. Mr.        Quaker Fund Advisors,                        Inc., Citco-
19482                                        Lukan has been a    Inc. and Citco-Quaker                        Quaker Fund
                                             Director since      Fund Distributors, Inc.                      Advisors, Inc.
                                             April 2003.         since June 1, 2003.                          and Citco-
                                                                 also President & CEO                         Quaker Fund
                                                                 of Quaker Securities,                        Distributors,
                                                                 Inc., a broker/dealer                        Inc. Director,
                                                                 firm, since May, 1999.                       Quaker
                                                                 Managing Director,                           Securities, Inc.
                                                                 Citco Curacao, from                          Director, Citco
                                                                 November 1993 to May                         (Quaker
                                                                 1999. BSc from St.                           Holdings), Inc.
                                                                 Mary's University in
                                                                 1985. MBA, St. Mary's
                                                                 University in 1987.
                                                                 Canadian Chartered
                                                                 Accountant, 1991.
                                                                 Chartered Financial
                                                                 Analyst, 1999.
------------------------------------------------------------------------------------------------------------------------------

                                       46

FUNDS DIRECTORS AND OFFICERS (UNAUDITED) - continued
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                             TERM OF OFFICE      PRINCIPAL                     NUMBER OF      OTHER
NAME, ADDRESS &          POSITION(S) HELD    & LENGTH OF         OCCUPATION(S) DURING          PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH            WITH THE FUND       TIME SERVED         PAST 5 YEARS HELD             OVERSEEN       HELD
------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton     Independent         Each Director       Principal and Senior          Five           Independent
                         Director            serves for an       Insurance Broker for                         Trustee of
123 W. Lancaster                             indefinite          Robert J. McAllister                         The Quaker
Avenue, Wayne                                period of time.     Agency, Inc., 123 West                       Investment
PA 19087                                     Mr. Brinton has     Lancaster Avenue,                            Trust, an
                                             been a Director     Wayne PA 19087, a                            open-end
Date of Birth                                since May 2002.     commercial insurance                         management
(07-03-1954)                                                     brokerage firm, since                        investment
                                                                 1979. BA in business                         company.
                                                                 from Marietta College;
                                                                 licensed as a property
                                                                 and casualty broker and
                                                                 life, accident and health
                                                                 agent.
------------------------------------------------------------------------------------------------------------------------------
Mr. Richard W. Stevens   Independent         Each Director       Principal with Hirtle         Five           None
                         Director            serves for an       Callaghan &
Five Tower                                   indefinite period   Co., an investment
Bridge,                                      of time. Mr.        advisory firm, since 2001.
Suite 500                                    Stevens has been    Principal with the Vanguard
West                                         a Director since    Group, High Net
Conshohocken,                                May 2002.           Worth Services Group,
PA 19428                                                         from 1995 to 2001. Partner
                                                                 with Price Waterhouse and
Date of Birth                                                    had his own law practice.
(09-18-1956)                                                     B.A. in economics from
                                                                 Lafayette College, Juris
                                                                 Doctorate from Rutgers
                                                                 University School of Law,
                                                                 and L.L.M. (Masters in
                                                                 Taxation) from Villanova
                                                                 School of Law.
------------------------------------------------------------------------------------------------------------------------------

                                       47

FUNDS DIRECTORS AND OFFICERS (UNAUDITED) - continued
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                             TERM OF OFFICE      PRINCIPAL                     NUMBER OF      OTHER
NAME, ADDRESS &          POSITION(S) HELD    & LENGTH OF         OCCUPATION(S) DURING          PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH            WITH THE FUND       TIME SERVED         PAST 5 YEARS HELD             OVERSEEN       HELD
------------------------------------------------------------------------------------------------------------------------------
Mr. C. Garrett           Independent         Each Director       Chief Operating Officer, DG    Five          None
Williams                 Director            serves for an       Capital Management, Inc.,
                                             indefinite period   Boston, MA, an investment
DG Capital                                   of time. Mr.        advisory firm, since 2001.
Management                                   Williams has        Senior Vice President - Client
101 Arch Street,                             been a Director     Services, Fidelity management
Suite 650                                    since May 2002.     Trust Company,
Boston, MA                                                       Boston, MA, from 1997 to
02110                                                            2001. Over 25 years investment
                                                                 industry experience.
Date of Birth                                                    BA degree in Economics
(03-24-1953)                                                     from Gettysburg College,
                                                                 Gettysburg, PA.
------------------------------------------------------------------------------------------------------------------------------
Mr. Edmund B.            Independent         Each Director       Partner in the law firm of    Five           None
Pyle, III, Esq.          Director            serves for an       Pyle and Mocha since
                                             indefinite period   January 1989. Temple
340 Jug Hollow                               of time. Mr. Pyle   University School of Law,
Road, Phoenixville,                          has been a          Juris Doctorate, 1986.
PA 19460                                     Director since      Rensselar Polytechnic
                                             May 2002            Institute, completed PhD
Date of Birth                                                    coursework, 1969.
(03-18-1940)                                                     University of Arizona, MS
                                                                 in mechanical engineering,
                                                                 1964. Worcester Polytechnic
                                                                 Institute, BS, 1962.
------------------------------------------------------------------------------------------------------------------------------

                                       48

FUNDS DIRECTORS AND OFFICERS (UNAUDITED) - continued
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                             TERM OF OFFICE      PRINCIPAL                     NUMBER OF      OTHER
NAME, ADDRESS &          POSITION(S) HELD    & LENGTH OF         OCCUPATION(S) DURING          PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH            WITH THE FUND       TIME SERVED         PAST 5 YEARS HELD             OVERSEEN       HELD
------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara      President           Officers serve an   Managing Director,            Five           Independent
                                             indefinite term of  Millennium Bank, Malvern,                    Trustee, the
15 Springhill Lane                           office. Mr. Mara    PA, since 2000. Previously                   Quaker
Phoenixville, PA                             has served as       principal, Vanguard                          Investment
19460                                        President of the    Fiduciary Trust Company,                     Trust, an
                                             Fund since 2000     The Vanguard Group,                          open-end
Date of Birth                                                    Valley Forge, PA, from 1997                  management
(05-05-55)                                                       to 1999. District Manager                    investment
                                                                 and Senior Vice President,                   company
                                                                 Merrill Lynch Trust
                                                                 Company, 1995 to 1997.
                                                                 Served in various increasingly
                                                                 responsible roles
                                                                 within Merrill Lynch from
                                                                 1986 to 1997. Mr. Mara also
                                                                 served in the U.S. Army
                                                                 Intelligence and Security
                                                                 Command in Augsburg,
                                                                 Germany from 1976-1980.
                                                                 Mr. Mara holds an MBA in
                                                                 management from The
                                                                 American University,
                                                                 Washington, DC and a BA
                                                                 in Business Communications
                                                                 from Emerson
                                                                 College, Boston, MA
------------------------------------------------------------------------------------------------------------------------------

                                       49

FUNDS DIRECTORS AND OFFICERS (UNAUDITED) - continued
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

                                             TERM OF OFFICE      PRINCIPAL                     NUMBER OF      OTHER
NAME, ADDRESS &          POSITION(S) HELD    & LENGTH OF         OCCUPATION(S) DURING          PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH            WITH THE FUND       TIME SERVED         PAST 5 YEARS HELD             OVERSEEN       HELD
------------------------------------------------------------------------------------------------------------------------------
Mr. Paul Giorgio         Treasurer           Mr. Giorgio has     Chief Financial Officer,      Five           None
                         and Chief           served as           Citco-Quaker Fund
1288 Valley Forge Rd.    Accounting          Treasurer to the    Services, Inc., since May
Suite 88                 Officer             Fund since May      2001.
Valley Forge, PA                             2002
19482                                                            Chief Financial Officer,
                                                                 Quaker Securities, Inc.,
Date of Birth                                                    from 2000-2001. Chief
(12-13-1963)                                                     Financial Officer, Declaration
                                                                 Service Company,
                                                                 from 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------
Ms. Maria McGarry,       Secretary           Officers serve      General Counsel, Quaker       Five           None
Esq.                                         an indefinite       Securities, Inc., since July
                                             term of             2000. Previously Special
1288 Valley Forge                            office. Ms.         Counsel, Saul Ewing LLP,
Road, Suite 75                               McGarry has         Philadelphia, PA, from
Valley Forge, PA                             served as           1997 through July, 2000.
19482                                        Secretary           Graduated magna cum
                                             of the Fund         laude with a B.A. degree
Date of Birth                                since April         from University of
(08-30-1962)                                 16, 2003.           Scranton, Scranton, PA,
                                                                 1984. Graduated magna
                                                                 cum laude with a J.D.
                                                                 degree from Temple
                                                                 University School of Law,
                                                                 1987.
------------------------------------------------------------------------------------------------------------------------------

OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

(1) Mr. Lukan is considered an "interested person" of the Fund because he is an executive officer and director of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal
     Underwriter (the "Citco-Quaker Group"). Mr. Lukan is also an executive officer of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco-Quaker Group.

From May 23, 2002 to April 16, 2003, Mr. Jeffry H. King, Sr. served as a Director of the Fund and Chairman of the Board of Directors. Mr. King resigned both positions on April 16, 2003. Mr. King was considered an "interested person" of the Fund because he is a director of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco-Quaker Group"). Mr. King is also a Director and Chairman of the Board of Directors of Quaker Securities, Inc., a broker/dealer firm that shares common ownership and directorships with the Citco-Quaker Group.

From May 23, 2002 to April 16, 2003, Mr. David D. Jones, Esq. served as a Director of the Fund and Secretary. Mr. Jones resigned both positions on April 16, 2003. Mr. Jones was considered an "interested person" of the Fund because, during his service as a Director of the Fund, he was an executive officer of Citco-Quaker Fund Services, Inc., the Fund's Administrator, Citco-Quaker Fund Advisors, the Fund's Investment Advisor, and Citco-Quaker Fund Distributors, Inc., the Fund's Principal Underwriter (the "Citco-Quaker Group"). Effective December 18, 2003, Lee Fishman resigned as an independent director for personal reasons.

SHAREHOLDERS MEETING (UNAUDITED)
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

SHAREHOLDER MEETING

On July 8, 2003, a special meeting of shareholders was held at which shareholders of all of the portfolios approved Proposal 1 and shareholders of the Sector Rotational Portfolio approved Proposal 2, which related solely to the Sector Rotational Portfolio.

PROPOSAL NO. 1 - APPROVAL OF AMENDED AND RESTATED ARTICLES OF INCORPORATION

PROPOSAL 1(A) - POWERS AND PURPOSE

For               Against      Abstain      Shares Outstanding as of Record Date
616,089.404       0            0                         826,802.913

PROPOSAL 1(B) - SERIES AND CLASSES OF STOCK

For               Against      Abstain      Shares Outstanding as of Record Date
616,089.404       0            0                         826,802.913

PROPOSAL 1(C) - INVOLUNTARY AND IN-KIND REDEMPTIONS

For               Against      Abstain      Shares Outstanding as of Record Date
616,089.404       0            0                         826,802.913

PROPOSAL 1(D) - SHAREHOLDER PROPOSALS

For               Against      Abstain      Shares Outstanding as of Record Date
616,089.404       0            0                         826,802.913

PROPOSAL 2 - APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE SECTOR ROTATIONAL PORTFOLIO

For               Against      Abstain      Shares Outstanding as of Record Date
204,939.784       0            0                         296,904.337

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)
OCTOBER 31, 2003                                      THE PENN STREET FUND, INC.
================================================================================

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio's vote proxies related to securities ("portfolio proxies") held by the Portfolios. A description of the Company's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov. In addition, the fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due August 31, 2004. Once filed, the Company's Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 866-207-5175 and (ii) on the SEC's website at www.sec.gov.

                                  Penn Street

                           The Penn Street Fund, Inc.

                                 ANNUAL REPORT
                                  OCTOBER 2003

                                   [GRAPHIC]
                           ==========================
                           --------------------------
                           The Penn Street Fund, Inc.
                           --------------------------
                           ==========================

                           MCGLINN BALANCED PORTFOLIO
                PENN STREET ADVISORS SECTOR ROTATIONAL PORTFOLIO
                       BALDWIN LARGE-CAP GROWTH PORTFOLIO
                      CUMBERLAND TAXABLE INCOME PORTFOLIO
                   BERKSHIRE ADVISORS SELECT EQUITY PORTFOLIO

                                   [GRAPHIC]

ITEM 2. Code of Ethics - The Registrant's Code of Ethics is attached hereto as an exhibit. As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report.

ITEM 3. The Registrant's Board of Directors currently has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. The Board of Directors based its determination on the following factors:

     1. The Registrant's assets are relatively small in size (with aggregate net assets of less than $15 million), which reduces the complexity of the Registrant's financial operations and has, to date, permitted the Registrant's independent auditor to perform a complete substantive audit of the Registrant's financial statements.

     2. While the Board currently has determined that none of the Audit Committee members may qualify as an audit committee financial expert, the Directors are very familiar with the Registrant, its financial condition, operations and internal controls. In addition, many of the Directors have significant experience preparing, auditing, analyzing or evaluating financial statements similar to the Registrant's financial statements. For example, one of the Directors is a Canadian Chartered Accountant and a Chartered Financial Analyst. Another Director was a partner in an accounting firm and has an LL.M. (Masters in Taxation).

ITEM 4.  Principal Accountant Fees and Services.

Audit Fees.  The  aggregate  audit fees billed to the Penn Street  Funds for the
last  two  fiscal  years  by  the  principal   accountant  were  $16,000.00  and
$18,000.00, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under the "Audit Fees" disclosure, billed to the Penn Street Funds for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate audit fees billed to the Penn Street Funds for the last two fiscal years by the principal accountant were $2,000.00 and $2,500.00, respectively.

All Other Fees. There were no fees, other than those noted under the "Audit Fees" and "Tax Fee" disclosure, billed to the Penn Street Funds for the last two fiscal years by the principal accountant.

The aggregate non-audit fees billed by the Registrant's principal accountant for the last two fiscal years to the parent company of the Registrant's investment adviser were $20,000.00 and $22,000.00, respectively.

ITEM 5.   N/A

ITEM 6.  [Reserved]

ITEM 7.   N/A

ITEM 8.  [Reserved].

ITEM 9. Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 1, 2003, Registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10. EXHIBITS. (a) Code of Ethics [attached]. (b) Sections 302 and 906 certifications [attached].

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Penn Street Fund, Inc.
(Registrant)

By: /s/ G. Michael Mara
    ---------------------
    G. Michael Mara
    President

Date: January 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ G. Michael Mara
    ---------------------
    G. Michael Mara
    President

Date: January 14, 2004

By: /s/ Paul Giorgio
    ---------------------
    Paul Giorgio
    Treasurer

Date: January 14, 2004

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